Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (127,300)	$ (19,969)	¥ (82,184)	¥ (132,957)
Adjustment to reconcile net loss to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	19,200	3,017	17,677	10,772
Amortization of intangible assets	1,700	265	1,593	1,763
Amortization of right-of-use assets	10,329	1,621	8,569
Foreign exchange losses/(gains)	738	116	836	(1,178)
Investment (gains)/losses			(1,241)	0
Interest expense			2,395
Share-based compensation	37,359	5,862	50,741
Gains on disposal of property equipment and software			(28)
Changes in operating assets and liabilities:
Accounts receivable	1,903	299	(5,382)	3,506
Prepayments and other current assets	(15,935)	(2,501)	(4,989)	(12,850)
Accounts payable	2,526	396	5,968	(4,416)
Deferred revenue	3,656	574	2,471	3,862
Salary and welfare payable	29,998	4,707	26,393	29,414
Taxes payable	1,691	266	6,044	(2,253)
Lease liabilities	(8,279)	(1,299)	(8,555)
Accrued expenses and other current liabilities	2,886	453	14,277	8,584
Other non-current liabilities	(959)	(150)	5,411
Net cash (used in)/generated from operating activities	(40,400)	(6,343)	39,996	(95,753)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(20,075)	(3,150)	(21,246)	(27,865)
Purchase of intangible assets	(855)	(134)	(1,759)	(1,505)
Purchase of short-term investments			(86,305)
Maturities of short-term investments	73,022	11,459	14,505
Net cash received from disposal of property, equipment and leasehold improvement	9	1	246	0
Net cash (used in)/generated from investing activities	52,101	8,176	(94,559)	(29,370)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	183,188	28,746	259,043
Proceeds from excercise of vested share options	3		2
Proceeds from short-term loans	49,248	7,728	69,942
Repayments of short-term loans	(19,757)	(3,100)	(30,941)
Net cash generated from financing activities	212,682	33,374	298,046
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(6,063)	(952)	(7,038)	2,228
Net (decrease) /increase in cash, cash equivalents and restricted cash	218,294	34,255	236,445	(122,895)
Cash, cash equivalents and restricted cash at beginning of the year	319,154	50,082	82,709	205,604
Cash, cash equivalents and restricted cash at end of the year	537,448	84,337	319,154	82,709
Supplemental disclosures of cash flow information:
Cash paid for interest expenses	(3,141)	(493)	(1,888)
Income taxes paid	(924)	(145)
Accretions to preferred shares redemption value	¥ 0	$ 0	¥ 154,066	¥ 940,186